Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019		Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 15,683		¥ 15,495
Derivative liabilities, Fair value	51,188		25,958
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	504,636		498,874
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	158		11
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	24,703		17,320
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	7,183		60,657
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9		127
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	65		119
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	509,650		505,909
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	25		1,888
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	9,753		3,177
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	323,990	[1]	320,710	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	378	[1]	1,119	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,742	[1]	2,159	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	66,422		65,575
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	1,421		1,203
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	965		364
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	618,412		641,127
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	949
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	5
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	490,428	[1]	556,668	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	13,687	[1]	11,140	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 10,960	[1]	2,809	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount			262
Credit derivatives held/written | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value			7
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value			¥ 10

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥0 million, futures contracts of ¥0 million and foreign exchange contracts of ¥0 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥0 million, ¥0 million and ¥0 million and derivative liabilities include fair value of the options written, the futures and foreign exchange contracts before offsetting of ¥0 million, ¥0 million and ¥0 million at December 31, 2019, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.